Employee Benefits	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Employee Benefits

17. Employee Benefits

An analysis of the net liability and net period cost for employee benefits is as follows:

	At December 31,
	2017		2018
Liability:
Mexico	Ps.	84,821,197	Ps.	85,517,190
Puerto Rico		13,962,128		13,986,596
Europe		14,833,840		12,705,926
Brazil		6,276,780		5,666,694
Ecuador		403,194		448,608

Total		Ps. 120,297,139	Ps.	118,325,014

	For the year ended December 31,
	2016		2017		2018
Net period cost (benefit)
Mexico	Ps.	12,281,154	Ps.	11,586,065	Ps.	12,046,208
Puerto Rico		1,058,131		776,238		686,067
Europe		226,447		385,689		619,039
Brazil		633,159		735,855		579,432
Ecuador		41,380		152,335		58,354

Total	Ps.	14,240,271	Ps.	13,636,182	Ps.	13,989,100

a) Defined benefit plan

The defined benefit obligation (DBO) and plan assets for the pension and other benefit obligation plans, by country, are as follows:

	At December 31
	2017								2018
	DBO		Plan Assets		Effect of asset celling		Net employee benefit liability		DBO		Plan Assets		Effect of asset celling		Net employee benefit liability
Mexico	Ps.	266,304,948	Ps.	(182,539,376)	Ps.	—	Ps.	83,765,572	Ps.	247,997,060	Ps.	(163,404,418)	Ps.	—	Ps.	84,592,642
Puerto Rico		38,711,695		(24,749,567)		—		13,962,128		35,220,889		(21,234,293)		—		13,986,596
Brazil		19,369,664		(20,399,661)		6,519,560		5,489,563		18,795,315		(19,032,411)		5,087,543		4,850,447
Europe		4,554,912		—		—		4,554,912		4,477,042		—		—		4,477,042

Total	Ps.	328,941,219	Ps.	(227,688,604)	Ps.	6,519,560	Ps.	107,772,175	Ps.	306,490,306	Ps.	(203,671,122)	Ps.	5,087,543	Ps.	107,906,727

Below is a summary of the actuarial results generated for the pension and retirement plans as well as the medical services in Puerto Rico and Brazil; the pension plans and seniority premiums related to Telmex; the pension plan, the service awards plan and severance in Austria corresponding to the years ended December 31, 2016, 2017 and 2018:

	At December 31, 2016
	DBO		Plan Assets		Effect of asset celling		Net employee benefit
Balance at the beginning of the year	Ps.	314,049,729	Ps.	(212,234,440)	Ps.	4,823,147	Ps.	106,638,436
Current service cost		4,606,856						4,606,856
Interest cost on projected benefit obligation		27,275,363						27,275,363
Expected return on plan assets				(18,972,042)				(18,972,042)
Changes in the asset ceiling during the period and others						875,192		875,192
Past service costs and other				165,851				165,851
Actuarial gain for changes in experience		(28,867)						(28,867)
Actuarial loss from changes in financial assumptions		7,784						7,784

Net period cost	Ps.	31,861,136	Ps.	(18,806,191)	Ps.	875,192	Ps.	13,930,137
Actuarial gain for changes in experience		(20,976,837)						(20,976,837)
Actuarial loss from changes in demographic assumptions		397,985						397,985
Actuarial loss from changes in financial assumptions		1,718,189						1,718,189
Changes in the asset ceiling during the period and others						(754,535)		(754,535)
Return on plan assets greater than discount rate				(4,724,041)				(4,724,041)

Recognized in other comprehensive income	Ps.	(18,860,663)	Ps.	(4,724,041)	Ps.	(754,535)	Ps.	(24,339,239)
Contributions made by plan participants		255,760		(255,760)				—
Contributions to the pension plan made by the Company				(2,756,519)				(2,756,519)
Benefits paid		(25,694,301)		25,517,599				(176,702)
Payments to employees		(525,612)						(525,612)
Effect of translation		12,196,546		(9,086,269)		2,139,414		5,249,691

Others	Ps.	(13,767,607)	Ps.	13,419,051	Ps.	2,139,414	Ps.	1,790,858
Balance at the end of the year		313,282,595		(222,345,621)		7,083,218		98,020,192
Less short-term portion		(152,448)						(152,448)

Non-current obligation	Ps.	313,130,147	Ps.	(222,345,621)	Ps.	7,083,218	Ps.	97,867,744

	At December 31, 2017
	DBO		Plan Assets		Effect of asset celling		Net employee benefit liability
Balance at the beginning of the year	Ps.	313,282,595	Ps.	(222,345,621)	Ps.	7,083,218	Ps.	98,020,192
Current service cost		4,285,693						4,285,693
Interest cost on projected benefit obligation		28,922,385						28,922,385
Expected return on plan assets				(20,916,104)				(20,916,104)
Changes in the asset ceiling during the period and others						716,330		716,330
Past service costs and other				53,032				53,032
Actuarial gain for changes in experience		(35,145)						(35,145)
Actuarial gain from changes in demographic assumptions		(85)						(85)
Actuarial gain from changes in financial assumptions		(4,294)						(4,294)

Net period cost	Ps.	33,168,554	Ps.	(20,863,072)	Ps.	716,330	Ps.	13,021,812
Actuarial loss for changes in experience		11,671,860						11,671,860
Actuarial gain from changes in demographic assumptions		(381,172)						(381,172)
Actuarial loss from changes in financial assumptions		2,438,078						2,438,078
Changes in the asset ceiling during the period and others						(856,188)		(856,188)
Return on plan assets greater than discount rate				(2,483,430)				(2,483,430)

Recognized in other comprehensive income	Ps.	13,728,766	Ps.	(2,483,430)	Ps.	(856,188)	Ps.	10,389,148
Contributions made by plan participants		198,713		(198,713)				—
Contributions to the pension plan made by the Company				(2,697,621)				(2,697,621)
Benefits paid		(18,841,754)		18,841,754				—
Payments to employees		(9,843,743)						(9,843,743)
Effect of translation		(2,579,506)		2,058,099		(423,800)		(945,207)

Others	Ps.	(31,066,290)	Ps.	18,003,519	Ps.	(423,800)	Ps.	(13,486,571)
Balance at the end of the year		329,113,625		(227,688,604)		6,519,560		107,944,581
Less short-term portion		(172,406)						(172,406)

Non-current obligation	Ps.	328,941,219	Ps.	(227,688,604)	Ps.	6,519,560	Ps.	107,772,175

	At December 31, 2018
	DBO		Plan Assests		Effect of asset celling		Net employee benefit liability
Balance at the beginning of the year	Ps.	329,113,625	Ps.	(227,688,604)	Ps.	6,519,560	Ps.	107,944,581
Current service cost		3,322,813						3,322,813
Interest cost on projected benefit obligation		30,185,257						30,185,257
Expected return on plan assets				(20,804,104)				(20,804,104)
Changes in the asset ceiling during the period and others						587,373		587,373
Past service costs and other				157,765				157,765
Actuarial gain for changes in experience		(7,222)						(7,222)
Actuarial loss from changes in demographic assumptions		134,625						134,625
Actuarial gain from changes in financial assumptions		(24,890)						(24,890)

Net period cost	Ps.	33,610,583	Ps.	(20,646,339)	Ps.	587,373	Ps.	13,551,617
Actuarial gain for changes in experience		(21,283,470)						(21,283,470)
Actuarial loss from changes in demographic assumptions		68,482						68,482
Actuarial gain from changes in financial assumptions		(1,246,539)						(1,246,539)
Changes in the asset ceiling during the period and others						(1,055,409)		(1,055,409)
Return on plan assets greater than discount rate				23,503,296				23,503,296

Recognized in other comprehensive income	Ps.	(22,461,527)	Ps.	23,503,296	Ps.	(1,055,409)	Ps.	(13,640)
Contributions made by plan participants		173,722		(173,722)				—
Contributions to the pension plan made by the Company				(1,565,792)				(1,565,792)
Benefits paid		(19,546,541)		19,546,541				—
Payments to employees		(10,651,938)						(10,651,938)
Effect of translation		(3,535,477)		3,353,498		(963,981)		(1,145,960)

Others	Ps.	(33,560,234)	Ps.	21,160,525	Ps.	(963,981)	Ps.	(13,363,690)
Balance at the end of the year		306,702,447		(203,671,122)		5,087,543		108,118,868
Less short-term portion		(212,141)						(212,141)

Non-current obligation	Ps.	306,490,306	Ps.	(203,671,122)	Ps.	5,087,543	Ps.	107,906,727

In the case of other subsidiaries in Mexico, the net period cost (income) of other employee benefits for the years ended December 31, 2016, 2017 and 2018 was Ps. 200,455, Ps. 165,884 and Ps. (16,347), respectively. The balance of employee benefits at December 31, 2017 and 2018 was Ps. 1,055,625 and Ps. 924,548, respectively.

In the case of other subsidiaries in Brazil, the net period cost of other employee benefits for the years ended December 31, 2016, 2017 and 2018 was Ps. 65,101, Ps.93,742 and Ps. 98,658, respectively. The balance of employee benefits at December 31, 2017 and 2018 was Ps. 650,815 and Ps. 724,009, respectively.

In the case of Ecuador, the net period cost of other employee benefits for the years ended December 31, 2016, 2017 and 2018 was Ps. 41,380, Ps.152,335 and Ps. 58,354, respectively. The balance of employee benefits at December 31, 2017 and 2018 was Ps. 403,194 and Ps. 448,608, respectively.

Plan assets are invested in:

	At December 31
	2017			2018
	Puerto Rico	Brazil	Mexico	Puerto Rico	Brazil	Mexico
Equity instruments	37%	6%	61%	37%	—	39%
Debt instruments	61%	88%	39%	60%	94%	61%
Others	2%	6%	—	3%	6%	—

	100%	100%	100%	100%	100%	100%

Included in the Telmex’s net pension plan liability are plan assets of Ps. 182,539,376 and Ps. 163,404,418 as of December 31, 2017 and 2018, respectively, of which 32.0% and 30.4% during 2017 and 2018, respectively, were invested in equity and debt instruments of both América Movil and also of related parties, primarily entities that are under common control of the Company’s principal shareholder. The Telmex pension plan recorded a re-measurement of its defined pension plan of Ps. 12,394,617 and Ps. (1,141,142) during 2017 and 2018, respectively, attributable to a change in actuarial assumptions, and also a decline in the fair value of plan investments from December 31, 2017 to December 31, 2018. The decrease in fair value of the aforementioned related party pension plan investments approximated Ps. 437,663 and Ps. 21,279,760 during the year ended December 31, 2017 and 2018, respectively.

The assumptions used in determining the net period cost were as follows:

	2016				2017				2018
	Puerto Rico	Brazil	Mexico	Europe	Puerto Rico	Brazil	Mexico	Europe	Puerto Rico	Brazil	Mexico	Europe
Discount rate and long- term rate return	4.16%	10.84%	10.70%	1.0%, 1.5% & 1.75%	3.61%	10.18%	10.70%	1.0%, 1.5% & 2.00%	4.45%	9.10%	11.81%	1.25%, 1.75% & 2.00%
Rate of future salary increases	3.50%	4.85%	4.50%	3.0.%, 3.9% & 4.4%	2.75%	4.50%	4.50%	3.0.%, 3.5% & 4.4%	2.75%	4.00%	3.55%	3.0.%, 3.5% & 4.4%
Percentage of increase in health care costs for the coming year	4.20%	11.35%			3.57%	11.00%			3.87%	10.50%
Year to which this level will be maintained	N/A	2017			N/A	2028			N/A	2029
Rate of increase of pensions			3.83%	1.60%			3.83%	1.60%			3.47%	1.60%
Employee turnover rate*				0.0%-1.88%				0.0%-1.72%				0.0%-1.51%
*	Depending on years of service

Biometric

Puerto Rico:
Mortality:	RP 2014, MSS 2018 Tables.
Disability:	1985 Pension Disability Table
Brazil:
Mortality:	2000 Basic AT Table for gender
Disability for assets:	UP 84 modified table for gender
Disability retirement:	80 CSO Code Table
Rotation:	Probability of leaving the Company other than death, Disability and retirement is zero

Europe

Life expectancy in Austria is base on “AVÖ 2018-P – Rechnungsgrundlagen für die Pensionsversicherung – Pagler & Pagler” (2017: “AVÖ 2008-P – Rechnungsgrundlagen für die Pensionsversicherung – Pagler & Pagler”).

Telmex
Mortality:	Mexican 2000 (CNSF) adjusted
Disability:	Mexican Social Security adjusted by Telmex experience
Turnover:	Telmex experience
Retirement:	Telmex experience

For the year ended December 31, 2018, the Company conducted a sensitivity analysis on the most significant variables that affect the DBO, simulating independently, reasonable changes to roughly 100 basis points in each of these variables. The increase (decrease) would have resulted in the DBO pension and other benefits at December 31, 2018 are as follows:

	-100 points		+100 points
Discount rate	Ps.	37,185,664	Ps.	(38,604,684)
Health care cost trend rate	Ps.	(651,697)	Ps.	761,278

Telmex Plans

Part of the Telmex´s employees are covered under defined benefit pension plans and seniority premiums. Pension benefits and seniority premiums are determined on the basis of compensation received by the employees in their final year of employment, their seniority, and their age at the time of retirement. Telmex has set up an irrevocable trust fund to finance these employee benefits and has adopted the policy of making contributions to such fund when it is considered necessary.

Defined benefits plan in Austria

Telekom Austria Group provides defined benefits for certain former employees in Austria. All such employees are retired and were employed prior to January 1, 1975. This unfunded plan provides benefits based on a percentage of salary and years employed, not exceeding 80% of the salary before retirement, and taking into consideration the pension provided by the social security system. Telekom Austria Group is exposed to the risk of development of life expectancy and inflation because the benefits from pension plans are lifetime benefits. Furthermore, approximately 7% of the pension benefit obligations at December 31, 2018 relate to the employees of the company Akenes in Lausanne, acquired in 2017.

Service awards in Austria

Civil servants and certain employees (together ‘employees’) are eligible to receive service awards. Under these plans, eligible employees receive a cash bonus of two months’ salary after 25 years of service and four months’ salary after 40 years of service. Employees with at least 35 years of service when retiring (at the age of 65) or who are retiring based on specific legal regulations are eligible to receive four monthly salaries. The compensation is accrued as earned over the period of service, taking into account the employee turnover rate. The risk Telekom Austria Group is exposed to is mainly the risk of development of salary increases and changes of interest rates.

Severance in Austria

Employees starting to work for Telekom Austria Group in Austria on or after 1 January 2003 are covered by a defined contribution plan. Telekom Austria Group paid Ps. 46,084 and Ps. 53,755 (1.53% of the salary) into this defined contribution plan (BAWAG Allianz Mitarbeitervorsorgekasse AG) in 2017 and 2018 , respectively.

Severance benefit obligations for employees hired before 1 January 2003, excluding civil servants, are covered by defined benefit plans. Upon termination by Telekom Austria Group or retirement, eligible employees receive severance payments equal to a multiple of their monthly compensation which comprises fixed compensation plus variable elements such as overtime or bonuses. Maximum severance is equal to a multiple of twelve times the eligible monthly compensation. In case of death, the heirs of eligible employees receive 50% of the severance benefits. Telekom Austria Group is exposed to the risk of development of salary increases and changes of interest rates.

b) The defined contribution plans (DCP)

Brazil

Claro makes contributions to the DCP through Embratel Social Security Fund—Telos. Contributions are computed based on the salaries of the employees, who decide on the percentage of their contributions to the plan (participants enrolled before October 31st, 2014 is from 3% to 8% and, for those subscribed after that date, the contribution is from 1% to 7% of their salaries). Claro contributes the same percentage as the employee, capped at 8% of the participant’s balance for the employees that are eligible to participate in this plan.

The unfunded liability represents Claro’s obligation for those participants that migrated from the DBP to the DCP. This liability is being paid over a term of 20 years as of January 1, 1999. Unpaid balances are adjusted monthly based on the yield of the asset portfolio at that date and is increased based on the General Price Index of Brazil plus 6 percentage points per year.

At December 31, 2017 and 2018, the balance of the DCP liability was Ps. 136,402 and Ps. 92,238, respectively.

For the years ended December 31, 2016, 2017 and 2018 the cost (income) of labor were Ps. (935), Ps. 374 and Ps. 2,377, respectively.

Europe

In Austria, pension benefits are generally provided by the social security system, for employees, and by the government, for civil servants. The contributions of 12.55% that A1 Telekom Austria Group made in 2017 and 2018 to the social security system and the government in Austria, amount to Ps. 1,309,157 and Ps.1,420,446, respectively. Contributions of the foreign subsidiaries into the respective systems range between 7% and 29% and amount to Ps. 453,641 and Ps. 518,607 in 2017 and 2018, respectively.

Additionally, Telekom Austria Group sponsors a defined contribution plan for employees of some of its Austrian subsidiaries. Telekom Austria Group’s contributions to this plan are based on a percentage of the compensation not exceeding 5%. The annual expenses for this plan amounted to Ps. 258,891, Ps. 256,507 and Ps. 272,453 in 2016, 2017 and 2018, respectively.

As of December 31, 2017 and 2018 the liability related to this defined contribution plan amounted to Ps. 120,892 and Ps. 116,244, respectively.

Other countries

For the rest of the countries where the Company operates and that do not have defined benefit plans or defined contribution plans, the Company makes contributions to the respective governmental social security agencies which are recognized in results of operations as they are incurred.

Long- term direct employee benefits

	Balance at December 31, 2016						Applications				Balance at December 31, 2017
			Effect of translation		Increase of the year		Payments		Reversals
Long-term direct employee benefits	Ps.	11,251,499	Ps.	795,581	Ps.	771,274	Ps.	(2,077,632)	Ps.	(582,686)	Ps.	10,158,036

	Balance at December 31, 2017						Applications				Balance at December 31, 2018
			Effect of translation		Increase of the year		Payments		Reversals
Long-term direct employee benefits	Ps.	10,158,036	Ps.	(493,795)	Ps.	1,750,831	Ps.	(2,079,880)	Ps.	(1,223,414)	Ps.	8,111,778

In 2008, a comprehensive restructuring program was initiated in the segment Austria. The provision for restructuring includes future compensation of employees who will no longer provide services for Telekom Austria Group but who cannot be laid off due to their status as civil servants. These employment contracts are onerous contracts under IAS 37, as the unavoidable cost related to the contractual obligation exceeds the future economic benefit. The restructuring program also includes social plans for employees whose employments will be terminated in a socially responsible way. In 2009 and every year from 2011 to 2018, new social plans were initiated which provide for early retirement, special severance packages and golden handshake options. Due to their nature as termination benefits, these social plans are accounted for according to IAS 19.